CONCENTRATIONS OF RISK (Details Narrative)	12 Months Ended
	May 31, 2024 USD ($)	May 31, 2024 SGD ($)	May 31, 2023 USD ($)	May 31, 2022 USD ($)
Concentration Risk [Line Items]
Cash	$ 190,000		$ 457,000
Credit Risk [Member]
Concentration Risk [Line Items]
Credit risk compensation	74,360	$ 100,000
Cash	200,000
Bank balance	$ 100,000
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.20%	14.20%	16.40%	18.40%
Revenue from Contract with Customer Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Concentration Risk [Line Items]
Concentration of credit risk	6.40%	6.40%	4.30%	4.30%
Revenue from Contract with Customer Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Concentration Risk [Line Items]
Concentration of credit risk	3.20%	3.20%	8.50%	10.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Single Customer [Member]
Concentration Risk [Line Items]
Accounts receivable	$ 300,000		$ 300,000	$ 600,000